INCOME TAXES (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of the statutory U.S. federal income tax rate to the company's effective income tax rate
Statutory U.S. rate (as a percent)	35.00%	35.00%	35.00%
State income taxes, net of federal benefit (as a percent)	1.10%	1.10%	2.00%
Foreign operations (as a percent)	(4.50%)	(3.00%)	(3.20%)
Domestic manufacturing deduction (as a percent)	(2.60%)	(2.60%)	(2.90%)
R&D credit (as a percent)	(1.40%)		(0.30%)
Change in valuation allowance (as a percent)	(1.00%)		1.20%
Nondeductible deal costs (as a percent)	0.20%	0.50%	0.80%
Audit settlements and refunds (as a percent)	(0.80%)	0.10%	(0.50%)
Other, net (as a percent)	(1.00%)	(0.40%)	(0.30%)
Effective income tax rate (as a percent)	25.00%	30.70%	31.80%
Unremitted foreign earnings that are considered permanently reinvested	$ 1,600,000,000	$ 1,400,000,000
Unremitted foreign earnings	94,500,000	68,300,000
Decrease in company's gross liability for unrecognized tax benefits that could result from tax settlements during the next twelve months	13,000,000
Recognized discrete tax benefit, net	41,700,000	9,200,000
Recognized discrete tax expense, net			7,400,000
Foreign deferred tax assets realized, used to derive net discrete tax benefit	11,500,000
Deferred tax assets and liabilities remeasured, used to derive net discrete tax benefit	11,300,000
Amount of adjustments recognized from filing 2012 U.S. federal and state tax returns, used to derive net discrete tax benefit	11,000,000
Reconciliation of the beginning and ending amount of gross unrecognized tax benefits
Balance at beginning of year	93,100,000	89,500,000	66,200,000
Additions based on tax positions related to the current year	9,100,000	7,500,000	7,300,000
Additions for tax positions of prior years	6,100,000	5,000,000	1,400,000
Reductions for tax positions of prior years	(15,600,000)	(3,400,000)	(27,000,000)
Reductions for tax positions due to statute of limitations	(3,600,000)	(800,000)	(800,000)
Settlements	(700,000)	(8,000,000)	(8,000,000)
Assumed in connection with the Champion acquisition	9,800,000
Assumed in connection with the Nalco merger		7,800,000	50,100,000
Foreign currency translation	500,000	(4,500,000)	300,000
Balance at end of year	98,700,000	93,100,000	89,500,000
Interest on unrecognized tax benefits accrued during the period	2,000,000
Accrued interest, including minor amounts for penalties	$ 12,000,000	$ 11,000,000